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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: December 31 (MainStay Marketfield Fund)

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

MainStay Marketfield Fund

Portfolio of Investments March 28, 2013 (Unaudited)

		Shares	Value
	Common Stocks 64.0% †
	Aerospace & Defense 0.9%
	Precision Castparts Corp. (a)	345,900	$65,589,558

	Air Freight & Logistics 1.0%
	FedEx Corp. (a)	767,200	75,339,040

	Auto Components 3.0%
	Continental A.G.	872,311	104,291,953
	ElringKlinger A.G.	1,571,488	47,620,727
	Pirelli & C S.p.A	7,080,700	74,290,341
			226,203,021
	Building Products 2.2%
	Geberit A.G.	301,700	74,272,927
	USG Corp. (a)(b)	3,497,392	92,471,045
			166,743,972
	Chemicals 3.2%
¤	BASF S.E.	1,705,657	149,374,696
	Sherwin-Williams Co. (The) (a)	537,905	90,846,775
			240,221,471
	Commercial Banks 4.6%
	BB&T Corp. (a)	2,498,700	78,434,193
	CIT Group, Inc. (a)(b)	2,037,168	88,576,065
	Fifth Third Bancorp (a)	3,942,000	64,294,020
	Governor & Co. of The Bank of Ireland (The) (b)	437,401,400	85,784,549
	Governor & Co. of The Bank of Ireland (The), Sponsored ADR (b)	3,389,402	28,708,235
			345,797,062
	Commercial Services & Supplies 1.2%
	Bilfinger S.E.	881,085	91,516,862

	Construction Materials 5.1%
¤	Buzzi Unicem S.p.A.	7,263,673	111,638,230
¤	CRH PLC	5,855,240	129,180,705
¤	Eagle Materials, Inc. (a)	2,053,474	136,822,972
			377,641,907
	Energy Equipment & Services 2.5%
	National-Oilwell Varco, Inc. (a)	935,200	66,165,400
¤	Schlumberger, Ltd. (a)	1,592,100	119,232,369
			185,397,769
	Food & Staples Retailing 2.2%
	Costco Wholesale Corp. (a)	707,300	75,051,603
	Wal-Mart de Mexico S.A.B. de C.V.	25,909,091	84,535,530
			159,587,133
	Food Products 0.9%
	Hershey Co. (The) (a)	780,900	68,352,177

	Hotels, Restaurants & Leisure 1.0%
	Accor S.A.	2,180,248	75,737,796

	Household Durables 3.8%
	D.R. Horton, Inc. (a)	2,678,299	65,082,666
	Mohawk Industries, Inc. (a)(b)	813,751	92,051,513
	Ryland Group, Inc. (The) (a)	1,768,664	73,611,795
	Toll Brothers, Inc. (a)(b)	1,575,520	53,945,805
			284,691,779
	Household Products 0.6%
	Colgate-Palmolive Co. (a)	394,300	46,539,229

	Industrial Conglomerates 2.6%
	3M Co. (a)	769,600	81,816,176
	General Electric Co. (a)	4,819,800	111,433,776
			193,249,952
	Insurance 1.2%
	Assicurazioni Generali S.p.A	5,601,485	87,168,453

	Internet & Catalog Retail 1.1%
	Amazon.com, Inc. (a)(b)	294,700	78,534,603

	Internet Software & Services 1.3%
	Facebook, Inc. Class A (a)(b)	3,637,400	93,044,692

	IT Services 0.9%
	Amadeus IT Holding S.A. Class A	2,541,326	68,653,935

	Machinery 4.6%
	Caterpillar, Inc. (a)	928,300	80,734,251
	Cummins, Inc. (a)	777,600	90,053,856
	Deere & Co. (a)	960,700	82,600,986
	Ingersoll-Rand PLC (a)	1,564,800	86,079,648
			339,468,741
	Media 1.1%
	Pandora Media, Inc. (a)(b)	5,747,900	81,390,264

	Metals & Mining 2.3%
	Carpenter Technology Corp. (a)	1,428,900	70,430,481
	Steel Dynamics, Inc. (a)	6,540,600	103,799,322
			174,229,803
	Oil, Gas & Consumable Fuels 2.0%
¤	Exxon Mobil Corp.	1,658,100	149,411,391

	Real Estate Investment Trusts 1.0%
	Rayonier, Inc. (a)	1,260,139	75,192,494

	Real Estate Management & Development 1.0%
	Deutsche Wohnen A.G.	3,992,584	72,571,779

	Road & Rail 6.3%
	DSV A/S	3,536,308	85,422,473
	Kansas City Southern (a)	804,600	89,230,140
	Landstar System, Inc. (a)	1,491,300	85,138,317
	Old Dominion Freight Line, Inc. (a)(b)	2,616,533	99,951,561
	Union Pacific Corp. (a)	764,700	108,900,927
			468,643,418
	Specialty Retail 1.4%
	Home Depot, Inc. (The) (a)	1,457,900	101,732,262

	Trading Companies & Distributors 2.9%
	Beacon Roofing Supply, Inc. (a)(b)	2,837,536	109,699,142
	Wolseley PLC	2,100,365	104,454,489
			214,153,631
	Transportation Infrastructure 2.1%
	Abertis Infraestructuras S.A.	4,021,700	67,584,925
	Atlantia S.p.A	5,711,656	90,200,766
			157,785,691
	Total Common Stocks (Cost $4,169,484,934)		4,764,589,885

	Exchange Traded Funds 13.5%
	iShares Dow Jones Transportation Average Index Fund (a)	185,260	20,619,438
¤	iShares Dow Jones US Home Construction Index Fund (a)	5,178,400	123,711,976
	iShares MSCI EMU Index Fund	1,997,455	65,216,906
	iShares MSCI Italy Index Fund (a)	9,174,355	108,257,389
¤	iShares MSCI Japan Index Fund	22,469,800	242,673,840
¤	iShares MSCI Mexico Investable Market Index Fund (a)	2,666,588	198,900,799
	SPDR S&P Homebuilders (a)	3,222,300	96,636,777
¤	SPDR S&P Regional Banking (a)	4,651,208	147,908,414

	Total Exchange Traded Funds (Cost $926,887,373)		1,003,925,539

	Preferred Stock 0.9%
	Chemicals 0.9%
	Fuchs Petrolub A.G.
	1.96%	831,954	69,937,194

	Total Preferred Stock (Cost $53,595,494)		69,937,194

		Number of Contracts	Value
	Purchased Options 0.6%
	Purchased Call Options 0.0%‡
	Starbucks Corp.
	Strike Price $55.00	5,000	$1,255,000
	Expires 4/20/13		1,255,000

	Purchased Put Options 0.6%
	iShares Barclays 20+ Year Treasury Bond Fund
	Strike Price $112
	Expires 4/20/13	100,000	1,000,000
	Strike Price $114
	Expires 4/20/13	115,000	2,875,000
	iShares FTSE China 25 Index
	Strike Price $38.50
	Expires 4/20/13	100,000	17,500,000
	iShares MSCI Emerging Markets
	Strike Price $43.50
	Expires 4/20/13	200,000	20,200,000
	Vanguard FTSE Emerging Markets
	Strike Price $43.00
	Expires 4/20/13	50,000	3,000,000
			44,575,000
	Total Purchased Options (Cost $52,730,509)		45,830,000

		Shares	Value
	Short-Term Investment 14.8%
	Money Market Fund 14.8%
	State Street Institutional Treasury Money Market Fund	$1,101,691,540	1,101,691,540

	Total Short-Term Investment (Cost $1,101,691,540)		1,101,691,540

	Total Investments, Before Investments Sold Short (Cost $6,304,389,850) (d)	93.8%	6,985,974,158

	Common Stocks Sold Short (14.4%)
	Capital Markets (0.5%)
	Franklin Resources, Inc.	(248,675)	(37,502,677)

	Commercial Banks (1.9%)
	ICICI Bank, Ltd., Sponsored ADR	(2,178,700)	(93,466,230)
	Itau Unibanco Holding S.A., ADR	(2,810,315)	(50,023,607)
			(143,489,837)
	Computers & Peripherals (1.4%)
	Apple, Inc.	(236,500)	(104,681,995)

	Diversified Financial Services (1.1%)
	Leucadia National Corp.	(2,979,826)	(81,736,627)

	Electric Utilities (0.4%)
	Duke Energy Corp.	(368,685)	(26,762,844)

	Hotels, Restaurants & Leisure (1.9%)
	Melco Crown Entertainment, Ltd., ADR (b)	(1,733,368)	(40,456,809)
	Starbucks Corp.	(500,600)	(28,514,176)
	Wynn Resorts, Ltd.	(598,100)	(74,858,196)
			(143,829,181)
	Insurance (1.6%)
	Allianz SE	(863,100)	(117,219,416)

	Internet Software & Services (2.1%)
	Baidu, Inc., Sponsored ADR (b)	(741,600)	(65,038,320)
	Qihoo 360 Technology Co., Ltd., ADR (b)	(3,141,500)	(93,082,645)
			(158,120,965)
	IT Services (1.1%)
	International Business Machines Corp.	(380,100)	(81,075,330)

	Real Estate Investment Trusts (0.4%)
	Annaly Capital Management, Inc.	(1,567,572)	(24,908,719)

	Software (2.0%)
	Microsoft Corp.	(3,391,500)	(97,030,815)
	Oracle Corp.	(1,659,200)	(53,658,528)
			(150,689,343)
	Total Common Stocks Sold Short (Proceeds $1,043,246,306)		(1,070,016,934)

	Exchange Traded Funds Sold Short (24.1%)
	Central Fund of Canada, Ltd. Class A	(3,644,860)	(70,600,938)
	iShares FTSE China 25 Index Fund	(6,108,820)	(225,415,458)
	iShares IBOXX Investment Grade Corporate Bond Fund	(1,241,300)	(148,831,870)
	iShares JPMorgan USD Emerging Markets Bond Fund	(3,914,700)	(459,859,809)
	iShares MSCI Brazil Index Fund	(2,111,140)	(115,014,907)
	iShares MSCI EAFE Index Fund	(6,222,800)	(367,020,744)
	iShares MSCI South Africa Index Fund	(936,960)	(59,824,896)
	iShares MSCI Taiwan Index Fund	(370,146)	(4,937,748)
	Market Vectors Gold Miners	(3,419,020)	(129,409,907)
	Market Vectors Russia	(3,696,500)	(102,503,945)
	WisdomTree India Earnings Fund	(6,433,640)	(115,612,511)

	Total Exchange Traded Funds Sold Short (Cost $(1,834,077,420)		(1,799,032,733)

	Total Investments Sold Short (Proceeds $2,877,323,726) (c)	(38.5)%	(2,869,049,667)

	Total Investments, Net of Investments Sold Short (Cost $3,427,066,124)	55.3	4,116,924,491

	Other Assets, Less Liabilities	44.7	3,333,005,830

	Net Assets	100.0%	$7,449,930,321

¤	Among the Fund's 10 largest holdings, as of March 28, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Non-income producing security.
(c)	As of March 28, 2013, cash in the amount of $3,163,471,175 is on deposit with broker for short sale transactions.
(d)	As of March 28, 2013, cost is $6,306,727,400 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$749,658,719
Gross unrealized depreciation	(70,411,961)
Net unrealized appreciation	$679,246,758

The following abbreviations are used in the above portfolio:
ADR	-American Depositary Receipt
SPDR	-Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$4,764,589,885	$—	$—	$4,764,589,885
Exchange Traded Funds	1,003,925,539	—	—	1,003,925,539
Preferred Stock	69,937,194	—	—	69,937,194
Short-Term Investment
Money Market Fund	1,101,691,540	—	—	1,101,691,540
Total Investments in Securities	6,940,144,158	—	—	6,940,144,158
Other Financial Instruments
Purchased Put Options	44,575,000	—	—	44,575,000
Purchased Call Options	1,255,000	—	—	1,255,000
Total Investments in Securities and Other Financial Instruments	$6,985,974,158	$—	$—	$6,985,974,158

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments Sold Short (a)
Common Stocks Sold Short	$(1,070,016,934)	$—	$—	$(1,070,016,934)
Exchange Traded Funds Sold Short	(1,799,032,733)	—	—	(1,799,032,733)
Total Investments in Securities	$(2,869,049,667)	$—	$—	$(2,869,049,667)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of March 28, 2013, foreign securities with a total value of $964,130,458 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The December 31, 2012 prices were adjusted by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures. Fair values as of March 28, 2013 for these securities are based on quoted prices in active markets for identical investments.

As of March 28, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS March 28, 2013 unaudited

SECURITIES VALUATION.

MainStay Funds Trust is comprised of thirty-three separate funds (each a “Fund”). This report is exclusively for the MainStay Marketfield Fund. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange (“Exchange”) (generally 4:00 p.m. Eastern time) on each day the Fund is open for business (“valuation date”).

The Board of Trustees (the “Board”) of MainStay Funds Trust has adopted procedures for the valuation of the Fund’s securities and has delegated the responsibility for valuation determination under those procedures to the Fund’s Valuation Committee (the “Valuation Committee”). The Board has authorized the Valuation Committee to appoint a Valuation Sub-Committee (the “Sub-Committee”) to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Sub-Committee will meet (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee shall meet at a later time, as necessary, to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ( the “Manager”), aided to whatever extent necessary by the Fund’s Subadvisor.

To assess the appropriateness of security valuations, the Manager or the Fund’s third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the current day prices and challenges prices exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued by recommendation, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and determinations on a regular basis after considering all relevant information that is reasonably available.

“Fair value” is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of March 28, 2013, for the Fund’s investments are included at the end of the Fund’s Portfolio of Investments.

The valuation techniques used by the Fund to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Fund may utilize third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

Securities for which market value cannot be determined using the methodologies described above are valued by methods deemed in good faith by the Fund’s Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended March 28, 2013 there have been no changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which the trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not available from third party pricing source or, if so provided, does not, in the opinion of a Fund’s Manager or Subadvisor reflect the security’s market value; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of March 28, 2013, the Marketfield Fund did not hold securities that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade and the time at which the Fund’s net asset values (“NAV(s)”) are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Manager or Subadvisor may pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures and are generally categorized as Level 2 in the hierarchy. As of March 28, 2013, certain foreign equity securities held by the Fund were not fair valued in such a manner.

Equity securities and ExchangeTraded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Option contracts are valued at the last posted settlement price on the market where such options are principally traded. Investments in other mutual funds are valued at their respective NAV as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible bonds and municipal debt securities) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible bonds and municipal securities) supplied by a pricing agent or brokers selected by the Manager in consultation with the Subadvisor, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Manager, in consultation with the Subadvisor, if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less (“Short-Term Investments”) are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on the maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using a quoted price in an active market. These securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by single broker quotes obtained from the engaged independent pricing service with significant unobservable inputs and are generally categorized as Level 3 in the hierarchy. For these loan assignments, participations and commitments, the Manager may consider additional factors such as liquidity of the Funds’ investments.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective to determining value, which could vary from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor determines the liquidity of the Fund’s investments; in doing so, the Manager or Subadvisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) the dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board deems appropriate to reflect their fair value.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	May 29, 2013

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	May 29, 2013